Stockholders' Equity (Tables)	3 Months Ended
Mar. 31, 2022
Equity [Abstract]
Schedule of Stock Reserved for Future Issuance
As of March 31, 2022, the Company had reserved shares of common stock for future issuances under the 2018 Plan and 2021 Plan as follows (in thousands):

	Blockcap Plans	2018 Plan	2021 Plan
Options outstanding	7,332	24,610	—
Unvested restricted stock and restricted stock units outstanding	4,830	92,070	—
Vested restricted stock and restricted stock units outstanding	1,827	1,363	—
Available for future stock option and restricted stock units and grants	—	13,970	45,000

Total outstanding and reserved for future issuance	13,989	132,013	45,000

Schedule of Share-based Compensation Arrangements by Share-based Payment Award
Stock-based compensation expense for the three months ended March 31, 2022 and 2021 is included in the Company’s Consolidated Statements of Operations and Comprehensive (Loss) Income as follows:

	Three Months Ended March 31,
	2022	2021
Cost of revenue	$2,039	$—
Research and development	1,882	—
Sales and marketing	458	—
General and administrative	21,418	588

Total stock-based compensation expense	$25,797	$588